Finance and investment income, finance costs and revaluation of financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Finance and Investment Income, Finance Costs and Revaluation of Financial Instruments

Finance and investment income includes:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Income from equity investments	9.3	10.3	15.4
Interest income	34.3	38.0	89.4
	43.6	48.3	104.8

Finance costs include:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Net interest expense on pension plans	2.1	2.2	4.4
Interest on other long-term employee benefits	1.9	1.9	4.0
Interest payable and similar charges	133.5	130.1	280.9
Interest expense related to lease liabilities	51.7	—	—
	189.2	134.2	289.3

Revaluation of financial instruments include:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Movements in fair value of treasury instruments	(24.9)	3.6	(12.4)
Revaluation of investments held at fair value through profit or loss	1.5	26.5	68.2
Revaluation of put options over non-controlling interests	(25.4)	21.3	34.5
Revaluation of payments due to vendors (earnout agreements)	(8.4)	29.7	82.6
	(57.2)	81.1	172.9